Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
November 30, 2024
T12-NPRT1-0125
1.9862232.110
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	144,000	148,701
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	276,000	280,392
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	164,000	166,543
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	203,000	200,671
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	212,000	208,514
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	100,000	98,808
TOTAL UNITED STATES		1,103,629
TOTAL ASSET-BACKED SECURITIES (Cost $1,099,000)		1,103,629

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.25% 3/11/2030 (Cost $399,645)	400,000	347,249

Non-Convertible Corporate Bonds - 90.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	490,000	448,726
Westpac Banking Corp 5.405% 8/10/2033 (c)	400,000	402,917

TOTAL AUSTRALIA		851,643
BELGIUM - 0.6%
Financials - 0.6%
Banks - 0.6%
KBC Group NV 4.932% 10/16/2030 (b)(c)	882,000	875,879
KBC Group NV 6.324% 9/21/2034 (b)(c)	550,000	583,483

TOTAL BELGIUM		1,459,362
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale Overseas Ltd 3.75% 7/8/2030	200,000	185,315
Vale Overseas Ltd 6.4% 6/28/2054	190,000	192,005

TOTAL BRAZIL		377,320
CANADA - 3.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	629,000	577,245
Rogers Communications Inc 4.3% 2/15/2048	100,000	82,617
Rogers Communications Inc 4.55% 3/15/2052	314,000	266,218
		926,080
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	379,000	345,059
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	120,657
Canadian Natural Resources Ltd 6.25% 3/15/2038	450,000	473,631
Cenovus Energy Inc 2.65% 1/15/2032	539,000	458,423
Cenovus Energy Inc 3.75% 2/15/2052	350,000	256,873
Cenovus Energy Inc 5.4% 6/15/2047	172,000	161,747
Cenovus Energy Inc 6.75% 11/15/2039	33,000	36,590
Enbridge Inc 6.2% 11/15/2030	150,000	160,034
Enbridge Inc 7.2% 6/27/2054 (c)	350,000	363,407
Suncor Energy Inc 6.85% 6/1/2039	166,000	185,914
		2,217,276
Financials - 1.0%
Insurance - 1.0%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	293,000	243,637
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	20,000	18,164
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	315,000	314,601
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	740,000	760,542
Fairfax Financial Holdings Ltd 6% 12/7/2033	300,000	313,204
Intact Financial Corp 5.459% 9/22/2032 (b)	567,000	581,247
		2,231,395
Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
Emera US Finance LP 2.639% 6/15/2031	330,000	284,144
Emera US Finance LP 3.55% 6/15/2026	1,271,000	1,245,369
Emera US Finance LP 4.75% 6/15/2046	426,000	370,669
		1,900,182
TOTAL CANADA		7,619,992
FRANCE - 1.4%
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 1.904% 9/30/2028 (b)(c)	870,000	800,103
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	510,000	486,015
BPCE SA 2.277% 1/20/2032 (b)(c)	690,000	574,684
BPCE SA 4.875% 4/1/2026 (b)	350,000	348,447
Credit Agricole SA 2.811% 1/11/2041 (b)	408,000	292,172
Societe Generale SA 1.488% 12/14/2026 (b)(c)	325,000	312,811
Societe Generale SA 3% 1/22/2030 (b)	555,000	499,633

TOTAL FRANCE		3,313,865
GERMANY - 1.5%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	930,000	914,403
Financials - 0.5%
Capital Markets - 0.3%
Deutsche Bank AG 4.5% 4/1/2025	320,000	318,985
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)	566,000	490,154
		809,139
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(c)	400,000	396,100
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	410,000	395,829
Bayer US Finance LLC 6.875% 11/21/2053 (b)	1,010,000	1,073,968
		1,469,797
TOTAL GERMANY		3,589,439
IRELAND - 3.0%
Financials - 1.3%
Banks - 0.4%
AIB Group PLC 5.871% 3/28/2035 (b)(c)	500,000	511,543
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	402,000	410,038
		921,581
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	150,000	143,388
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	141,003
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	142,860
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	672,053
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	383,889
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	300,000	296,240
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	486,432
		2,265,865
TOTAL FINANCIALS		3,187,446

Industrials - 1.2%
Transportation Infrastructure - 1.2%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	219,000	203,638
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	1,445,000	1,425,782
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	312,000	312,575
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	600,000	614,117
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	389,000	403,763
		2,959,875
Materials - 0.5%
Containers & Packaging - 0.5%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (b)	650,000	663,379
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)	427,000	435,555
		1,098,934
TOTAL IRELAND		7,246,255
ITALY - 0.7%
Financials - 0.5%
Banks - 0.5%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	200,000	200,635
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	400,000	442,678
UniCredit SpA 1.982% 6/3/2027 (b)(c)	505,000	482,247
		1,125,560
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	539,000	548,238
TOTAL ITALY		1,673,798
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 5.35% 2/12/2028	394,000	364,923
Petroleos Mexicanos 6.49% 1/23/2027	85,000	83,422
Petroleos Mexicanos 6.5% 3/13/2027	280,000	273,176

TOTAL MEXICO		721,521
NETHERLANDS - 1.1%
Consumer Staples - 0.3%
Food Products - 0.3%
Viterra Finance BV 4.9% 4/21/2027 (b)	660,000	655,744
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 5.59% 12/3/2035 (b)(c)	1,200,000	1,203,589
Cooperatieve Rabobank UA 3.75% 7/21/2026	700,000	685,181
		1,888,770
TOTAL NETHERLANDS		2,544,514
SPAIN - 0.9%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA 2.749% 12/3/2030	600,000	517,868
CaixaBank SA 5.673% 3/15/2030 (b)(c)	550,000	559,588
CaixaBank SA 6.037% 6/15/2035 (b)(c)	550,000	566,339
		1,643,795
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)	550,000	520,168
TOTAL SPAIN		2,163,963
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 3.091% 5/14/2032 (b)(c)	725,000	643,324
UBS Group AG 3.126% 8/13/2030 (b)(c)	500,000	460,501
UBS Group AG 3.869% 1/12/2029 (b)(c)	230,000	223,026
UBS Group AG 4.194% 4/1/2031 (b)(c)	580,000	556,630
UBS Group AG 9.016% 11/15/2033 (b)(c)	300,000	369,961

TOTAL SWITZERLAND		2,253,442
UNITED KINGDOM - 3.9%
Consumer Staples - 1.1%
Tobacco - 1.1%
BAT Capital Corp 2.726% 3/25/2031	1,680,000	1,477,970
BAT Capital Corp 3.557% 8/15/2027	192,000	186,399
BAT Capital Corp 5.834% 2/20/2031	184,000	191,579
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	670,000	654,885
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	210,000	216,216
		2,727,049
Financials - 2.4%
Banks - 2.4%
Barclays PLC 2.645% 6/24/2031 (c)	550,000	484,008
Barclays PLC 2.894% 11/24/2032 (c)	300,000	257,762
Barclays PLC 4.836% 5/9/2028	415,000	410,694
Barclays PLC 5.088% 6/20/2030 (c)	200,000	197,337
Barclays PLC 6.224% 5/9/2034 (c)	550,000	579,573
HSBC Holdings PLC 2.357% 8/18/2031 (c)	570,000	491,514
HSBC Holdings PLC 2.848% 6/4/2031 (c)	1,300,000	1,158,296
HSBC Holdings PLC 4.041% 3/13/2028 (c)	300,000	294,288
HSBC Holdings PLC 6.332% 3/9/2044 (c)	150,000	164,135
HSBC Holdings PLC 7.39% 11/3/2028 (c)	300,000	319,648
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	480,000	458,084
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	350,000	399,321
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	418,000	414,866
		5,629,526
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC 6.45% 9/15/2037	236,000	266,398
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 1.9% 2/15/2031 (b)	425,000	357,167
BAE Systems PLC 5.3% 3/26/2034 (b)	300,000	306,320
		663,487
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	172,241	155,025
TOTAL UNITED KINGDOM		9,441,485
UNITED STATES - 72.5%
Communication Services - 5.3%
Diversified Telecommunication Services - 1.3%
AT&T Inc 3.55% 9/15/2055	762,000	541,504
AT&T Inc 3.65% 9/15/2059	775,000	548,235
AT&T Inc 4.3% 2/15/2030	412,000	403,800
AT&T Inc 4.5% 5/15/2035	293,000	278,419
Verizon Communications Inc 2.55% 3/21/2031	312,000	272,804
Verizon Communications Inc 3.7% 3/22/2061	1,045,000	758,720
Verizon Communications Inc 4.4% 11/1/2034	412,000	392,455
		3,195,937
Entertainment - 0.1%
Walt Disney Co/The 4.75% 11/15/2046	204,000	190,443
Media - 3.1%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	443,000	403,141
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	228,000	151,129
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	980,000	626,356
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,456,130
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	338,000	288,706
Comcast Corp 2.937% 11/1/2056	295,000	185,131
Comcast Corp 5.5% 5/15/2064	100,000	99,593
Discovery Communications LLC 4.125% 5/15/2029	295,000	278,842
Fox Corp 3.5% 4/8/2030	178,000	167,334
Time Warner Cable LLC 4.5% 9/15/2042	273,000	213,350
Time Warner Cable LLC 5.875% 11/15/2040	354,000	326,835
Time Warner Cable LLC 7.3% 7/1/2038	498,000	524,617
Warnermedia Holdings Inc 3.755% 3/15/2027	252,000	244,064
Warnermedia Holdings Inc 4.054% 3/15/2029	129,000	122,029
Warnermedia Holdings Inc 4.279% 3/15/2032	1,597,000	1,441,095
Warnermedia Holdings Inc 5.05% 3/15/2042	171,000	144,476
Warnermedia Holdings Inc 5.141% 3/15/2052	426,000	342,442
Warnermedia Holdings Inc 5.391% 3/15/2062	385,000	306,930
		7,322,200
Wireless Telecommunication Services - 0.8%
T-Mobile USA Inc 2.4% 3/15/2029	242,000	219,705
T-Mobile USA Inc 2.7% 3/15/2032	2,030,000	1,753,315
		1,973,020
TOTAL COMMUNICATION SERVICES		12,681,600

Consumer Discretionary - 3.0%
Automobiles - 1.2%
Ford Motor Co 3.25% 2/12/2032	810,000	690,900
Ford Motor Co 6.1% 8/19/2032	250,000	255,064
General Motors Co 5.4% 4/1/2048	500,000	465,377
General Motors Co 5.95% 4/1/2049	416,000	415,749
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	348,543
General Motors Financial Co Inc 3.6% 6/21/2030	640,000	592,460
		2,768,093
Distributors - 0.2%
Genuine Parts Co 2.75% 2/1/2032	450,000	386,423
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	510,000	523,349
Specialty Retail - 1.4%
Advance Auto Parts Inc 1.75% 10/1/2027	338,000	301,557
AutoNation Inc 3.85% 3/1/2032	1,580,000	1,437,534
AutoNation Inc 4.75% 6/1/2030	19,000	18,646
Lowe's Cos Inc 4.25% 4/1/2052	180,000	147,712
Lowe's Cos Inc 5.15% 7/1/2033	1,200,000	1,220,368
Lowe's Cos Inc 5.625% 4/15/2053	250,000	253,104
		3,378,921
TOTAL CONSUMER DISCRETIONARY		7,056,786

Consumer Staples - 1.2%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	328,556
Consumer Staples Distribution & Retail - 0.1%
Dollar Tree Inc 4.2% 5/15/2028	320,000	312,793
Food Products - 0.1%
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	219,157
Smithfield Foods Inc 3% 10/15/2030 (b)	135,000	117,730
		336,887
Tobacco - 0.9%
Philip Morris International Inc 5.75% 11/17/2032	2,001,000	2,098,505
TOTAL CONSUMER STAPLES		3,076,741

Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	560,000	553,025
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	560,000	558,716
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	504,000	524,846
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	64,000	67,460
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	19,000	20,493
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	34,000	37,596
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	721,579
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	296,000	225,919
Energy Transfer LP 4% 10/1/2027	1,112,000	1,091,502
Energy Transfer LP 5% 5/15/2050	450,000	401,399
Energy Transfer LP 5.4% 10/1/2047	316,000	297,300
Energy Transfer LP 5.8% 6/15/2038	123,000	125,400
Energy Transfer LP 6% 6/15/2048	257,000	260,281
Energy Transfer LP 6.55% 12/1/2033	510,000	552,394
EnLink Midstream LLC 5.65% 9/1/2034	866,000	880,685
Enterprise Products Operating LLC 4.9% 5/15/2046	183,000	171,772
Eqt Corp 5.75% 2/1/2034	1,025,000	1,048,779
Hess Corp 4.3% 4/1/2027	354,000	351,432
Hess Corp 5.6% 2/15/2041	410,000	418,537
Hess Corp 5.8% 4/1/2047	240,000	249,806
Hess Corp 6% 1/15/2040	405,000	431,315
MPLX LP 2.65% 8/15/2030	722,000	640,403
MPLX LP 5% 3/1/2033	640,000	628,602
MPLX LP 5.65% 3/1/2053	240,000	235,632
Occidental Petroleum Corp 5.2% 8/1/2029	161,000	161,559
Occidental Petroleum Corp 5.375% 1/1/2032	354,000	352,186
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	148,157
Ovintiv Inc 7.2% 11/1/2031	270,000	295,774
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	263,699
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	200,000	177,165
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,128,808
Targa Resources Corp 5.5% 2/15/2035	686,000	696,135
Western Gas Partners LP 4.05% 2/1/2030 (d)	1,804,000	1,713,128
Western Gas Partners LP 5.3% 3/1/2048	150,000	132,593
Williams Cos Inc/The 4.65% 8/15/2032	1,463,000	1,423,779
Williams Cos Inc/The 5.3% 8/15/2052	57,000	55,038
Williams Cos Inc/The 5.75% 6/24/2044	360,000	365,404
		17,408,298
Financials - 24.6%
Banks - 11.5%
Bank of America Corp 2.676% 6/19/2041 (c)	619,000	449,056
Bank of America Corp 2.884% 10/22/2030 (c)	407,000	372,272
Bank of America Corp 3.194% 7/23/2030 (c)	495,000	461,302
Bank of America Corp 3.705% 4/24/2028 (c)	362,000	353,337
Bank of America Corp 4.571% 4/27/2033 (c)	2,500,000	2,427,683
Bank of America Corp 5.015% 7/22/2033 (c)	640,000	642,397
Bank of America Corp 5.468% 1/23/2035 (c)	800,000	821,794
Bank of America Corp 5.872% 9/15/2034 (c)	460,000	485,112
Citigroup Inc 2.572% 6/3/2031 (c)	256,000	226,264
Citigroup Inc 2.666% 1/29/2031 (c)	307,000	274,621
Citigroup Inc 4.3% 11/20/2026	371,000	367,782
Citigroup Inc 4.91% 5/24/2033 (c)	295,000	291,383
Citigroup Inc 6.174% 5/25/2034 (c)	631,000	660,527
Citigroup Inc 6.27% 11/17/2033 (c)	550,000	590,961
Citizens Financial Group Inc 2.638% 9/30/2032	427,000	351,545
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	604,000	616,280
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	587,000	635,775
Fifth Third Bancorp 8.25% 3/1/2038	335,000	409,896
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)	1,548,000	1,265,510
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	920,000	958,485
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	456,000	405,836
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	467,000	422,170
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	791,000	784,032
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	890,000	889,203
JPMorgan Chase & Co 4.946% 10/22/2035 (c)	897,000	889,673
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	194,430
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	200,000	202,423
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,240,000	2,321,387
JPMorgan Chase & Co 6.254% 10/23/2034 (c)	440,000	475,655
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)	250,000	254,386
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	400,000	409,937
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (c)	890,000	994,308
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	1,735,000	1,646,248
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	60,000	62,594
Truist Financial Corp 5.711% 1/24/2035 (c)	900,000	928,512
Wells Fargo & Co 4.478% 4/4/2031 (c)	432,000	423,759
Wells Fargo & Co 4.65% 11/4/2044	1,464,000	1,296,473
Wells Fargo & Co 5.389% 4/24/2034 (c)	800,000	810,331
Wells Fargo & Co 5.499% 1/23/2035 (c)	1,300,000	1,332,305
		27,405,644
Capital Markets - 4.1%
Ares Capital Corp 2.15% 7/15/2026	335,000	319,037
Ares Capital Corp 3.875% 1/15/2026	1,252,000	1,235,074
Ares Strategic Income Fund 5.6% 2/15/2030 (b)	600,000	594,124
Ares Strategic Income Fund 5.7% 3/15/2028 (b)	542,000	543,901
Ares Strategic Income Fund 6.35% 8/15/2029 (b)	560,000	571,163
Athene Global Funding 1.985% 8/19/2028 (b)	380,000	341,895
Athene Global Funding 2.5% 3/24/2028 (b)	340,000	315,235
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	348,000	255,025
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	276,000	270,836
HPS Corporate Lending Fund 6.75% 1/30/2029 (b)	761,000	785,825
Morgan Stanley 1.794% 2/13/2032 (c)	434,000	361,217
Morgan Stanley 2.239% 7/21/2032 (c)	1,750,000	1,478,017
Morgan Stanley 2.699% 1/22/2031 (c)	286,000	257,643
Morgan Stanley 4.431% 1/23/2030 (c)	410,000	403,770
Morgan Stanley 4.654% 10/18/2030 (c)	1,200,000	1,189,367
Morgan Stanley 5.32% 7/19/2035 (c)	800,000	811,647
Nuveen LLC 5.55% 1/15/2030 (b)	110,000	113,440
		9,847,216
Consumer Finance - 2.2%
Ally Financial Inc 2.2% 11/2/2028	254,000	228,931
Ally Financial Inc 5.75% 11/20/2025	141,000	141,607
Ally Financial Inc 7.1% 11/15/2027	1,810,000	1,916,382
Capital One Financial Corp 5.247% 7/26/2030 (c)	321,000	322,723
Capital One Financial Corp 5.468% 2/1/2029 (c)	554,000	560,435
Capital One Financial Corp 6.312% 6/8/2029 (c)	390,000	405,136
Capital One Financial Corp 7.624% 10/30/2031 (c)	170,000	190,063
Ford Motor Credit Co LLC 3.375% 11/13/2025	615,000	604,480
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	397,371
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	460,539
		5,227,667
Financial Services - 3.3%
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	450,000	475,712
Corebridge Financial Inc 3.65% 4/5/2027	95,000	92,667
Corebridge Financial Inc 3.85% 4/5/2029	823,000	794,160
Corebridge Financial Inc 3.9% 4/5/2032	241,000	223,718
Corebridge Financial Inc 4.35% 4/5/2042	25,000	21,644
Corebridge Financial Inc 4.4% 4/5/2052	95,000	79,716
Equitable Holdings Inc 4.35% 4/20/2028	587,000	579,116
Equitable Holdings Inc 5% 4/20/2048	296,000	276,823
Essent Group Ltd 6.25% 7/1/2029	500,000	514,896
Jackson Financial Inc 3.125% 11/23/2031	420,000	364,009
Jackson Financial Inc 4% 11/23/2051	485,000	355,971
Jackson Financial Inc 5.17% 6/8/2027	84,000	84,686
Jackson Financial Inc 5.67% 6/8/2032	90,000	92,301
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,000,000	949,512
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	435,000	369,913
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052	405,000	317,093
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	530,000	534,091
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	340,000	346,609
Rexford Industrial Realty LP 2.15% 9/1/2031	394,000	326,521
Sixth Street Lending Partners 6.5% 3/11/2029 (b)	688,000	700,237
Voya Financial Inc 4.7% 1/23/2048 (c)	423,000	393,658
		7,893,053
Insurance - 3.5%
American International Group Inc 5.75% 4/1/2048 (c)	558,000	554,739
AmFam Holdings Inc 2.805% 3/11/2031 (b)	550,000	430,216
Assurant Inc 2.65% 1/15/2032	420,000	358,508
Athene Holding Ltd 3.45% 5/15/2052	680,000	458,926
Athene Holding Ltd 5.875% 1/15/2034	1,300,000	1,347,112
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	510,000	461,133
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	829,000	796,233
Marsh & McLennan Cos Inc 6.25% 11/1/2052	330,000	373,170
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	273,000	188,585
Pacific LifeCorp 5.125% 1/30/2043 (b)	309,000	297,025
Pine Street Trust III 6.223% 5/15/2054 (b)	800,000	847,857
Reinsurance Group of America Inc 3.9% 5/15/2029	150,000	144,432
Reinsurance Group of America Inc 5.75% 9/15/2034	600,000	616,618
Unum Group 4.125% 6/15/2051	1,340,000	1,051,914
Willis North America Inc 5.35% 5/15/2033	385,000	391,187
Willis North America Inc 5.9% 3/5/2054	100,000	103,657
		8,421,312
TOTAL FINANCIALS		58,794,892

Health Care - 6.5%
Biotechnology - 1.4%
AbbVie Inc 4.55% 3/15/2035	321,000	310,668
Amgen Inc 5.25% 3/2/2030	1,248,000	1,275,943
Amgen Inc 5.25% 3/2/2033	88,000	89,429
Amgen Inc 5.65% 3/2/2053	341,000	347,819
Amgen Inc 5.75% 3/2/2063	75,000	76,354
Gilead Sciences Inc 5.5% 11/15/2054	600,000	615,098
Gilead Sciences Inc 5.6% 11/15/2064	600,000	615,249
		3,330,560
Health Care Providers & Services - 4.3%
Centene Corp 2.625% 8/1/2031	1,200,000	1,002,904
Centene Corp 3% 10/15/2030	294,000	256,373
Centene Corp 4.25% 12/15/2027	160,000	154,721
Centene Corp 4.625% 12/15/2029	1,590,000	1,524,459
Cigna Group/The 3.4% 3/15/2050	397,000	281,040
Cigna Group/The 4.8% 8/15/2038	1,516,000	1,435,157
Cigna Group/The 4.9% 12/15/2048	400,000	363,991
CVS Health Corp 4.78% 3/25/2038	926,000	841,120
CVS Health Corp 4.875% 7/20/2035	134,000	127,376
CVS Health Corp 5% 1/30/2029	65,000	65,179
CVS Health Corp 5.25% 1/30/2031	26,000	26,063
CVS Health Corp 5.3% 6/1/2033	450,000	446,560
CVS Health Corp 5.875% 6/1/2053	690,000	680,130
HCA Inc 3.375% 3/15/2029	480,000	450,945
HCA Inc 3.625% 3/15/2032	200,000	180,305
HCA Inc 4.625% 3/15/2052	370,000	307,056
Humana Inc 5.375% 4/15/2031	385,000	389,016
Icon Investments Six DAC 5.849% 5/8/2029	340,000	349,241
Icon Investments Six DAC 6% 5/8/2034	397,000	408,126
Sabra Health Care LP 3.2% 12/1/2031	615,000	538,391
UnitedHealth Group Inc 2% 5/15/2030	330,000	288,562
Universal Health Services Inc 2.65% 1/15/2032	275,000	230,137
		10,346,852
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 5.1% 2/22/2031	213,000	217,611
Bristol-Myers Squibb Co 5.2% 2/22/2034	400,000	409,481
Bristol-Myers Squibb Co 5.5% 2/22/2044	81,000	83,472
Bristol-Myers Squibb Co 5.55% 2/22/2054	275,000	284,389
Bristol-Myers Squibb Co 5.65% 2/22/2064	550,000	562,461
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	372,000	383,967
		1,941,381
TOTAL HEALTH CARE		15,618,793

Industrials - 4.0%
Aerospace & Defense - 2.0%
Boeing Co 3.625% 2/1/2031	1,535,000	1,399,515
Boeing Co 5.04% 5/1/2027	558,000	558,180
Boeing Co 5.15% 5/1/2030	1,008,000	1,003,667
Boeing Co 5.805% 5/1/2050	200,000	191,230
Boeing Co 6.298% 5/1/2029 (b)	61,000	63,536
Boeing Co 6.388% 5/1/2031 (b)	246,000	259,123
Boeing Co 6.528% 5/1/2034 (b)	49,000	52,101
Boeing Co 6.858% 5/1/2054 (b)	244,000	264,991
Boeing Co 7.008% 5/1/2064 (b)	240,000	261,336
RTX Corp 6.1% 3/15/2034	350,000	376,530
RTX Corp 6.4% 3/15/2054	350,000	399,529
		4,829,738
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	348,000	279,757
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	19,050
Carrier Global Corp 6.2% 3/15/2054	11,000	12,294
		31,344
Ground Transportation - 0.2%
CSX Corp 4.75% 11/15/2048	402,000	371,525
Machinery - 1.1%
AGCO Corp 5.8% 3/21/2034	469,000	481,412
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	511,241
Ingersoll Rand Inc 5.45% 6/15/2034	650,000	666,041
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	536,046
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	366,000	356,758
		2,551,498
Passenger Airlines - 0.3%
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3.75% 4/15/2027	93,422	91,829
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/2027	268,763	264,991
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	134,120	125,843
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	59,677	58,716
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	107,686	102,102
		643,481
Professional Services - 0.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	309,698
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	488,000	478,174
TOTAL INDUSTRIALS		9,495,215

Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	219,690
Vontier Corp 2.95% 4/1/2031	1,182,000	1,024,896
		1,244,586
IT Services - 0.7%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	544,000	519,568
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	217,000	216,102
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	850,000	845,927
		1,581,597
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Inc 2.45% 2/15/2031 (b)	175,000	152,635
Broadcom Inc 2.6% 2/15/2033 (b)	1,302,000	1,090,786
Broadcom Inc 3.5% 2/15/2041 (b)	363,000	290,572
Broadcom Inc 5.05% 7/12/2029	408,000	412,594
Broadcom Inc 5.15% 11/15/2031	950,000	964,900
Marvell Technology Inc 2.95% 4/15/2031	800,000	712,072
Marvell Technology Inc 5.75% 2/15/2029	260,000	268,550
Marvell Technology Inc 5.95% 9/15/2033	205,000	216,105
Micron Technology Inc 2.703% 4/15/2032	695,000	594,088
Micron Technology Inc 4.185% 2/15/2027	321,000	317,140
Micron Technology Inc 5.3% 1/15/2031	556,000	563,603
		5,583,045
Software - 0.9%
AppLovin Corp 5.125% 12/1/2029 (e)	250,000	251,721
AppLovin Corp 5.375% 12/1/2031 (e)	700,000	706,994
Oracle Corp 2.875% 3/25/2031	170,000	151,654
Oracle Corp 3.95% 3/25/2051	390,000	304,323
Oracle Corp 4.3% 7/8/2034	287,000	270,743
Roper Technologies Inc 2.95% 9/15/2029	389,000	359,005
Roper Technologies Inc 4.75% 2/15/2032	100,000	99,054
		2,143,494
TOTAL INFORMATION TECHNOLOGY		10,552,722

Materials - 2.0%
Chemicals - 1.8%
Celanese US Holdings LLC 6.165% 7/15/2027	1,260,000	1,285,541
Celanese US Holdings LLC 6.6% 11/15/2028	82,000	84,903
Celanese US Holdings LLC 6.8% 11/15/2030	204,000	214,828
Celanese US Holdings LLC 6.95% 11/15/2033	720,000	770,109
Dow Chemical Co/The 5.15% 2/15/2034	750,000	752,855
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	492,000	452,657
International Flavors & Fragrances Inc 3.468% 12/1/2050 (b)	832,000	576,604
LYB International Finance III LLC 2.25% 10/1/2030	308,000	266,754
		4,404,251
Containers & Packaging - 0.2%
Sonoco Products Co 4.6% 9/1/2029	479,000	470,677
TOTAL MATERIALS		4,874,928

Real Estate - 5.8%
Diversified REITs - 1.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	798,690
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	42,571
Piedmont Operating Partnership LP 6.875% 7/15/2029	100,000	103,127
Store Capital LLC 2.7% 12/1/2031	450,000	375,515
Store Capital LLC 2.75% 11/18/2030	67,000	58,072
VICI Properties LP 4.75% 2/15/2028	348,000	345,957
VICI Properties LP 4.95% 2/15/2030	690,000	682,236
VICI Properties LP 5.125% 5/15/2032	157,000	155,105
Vornado Realty LP 2.15% 6/1/2026	73,000	69,545
Vornado Realty LP 3.4% 6/1/2031	225,000	194,582
		2,825,400
Health Care REITs - 1.2%
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	338,481
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,437,000	1,340,817
Ventas Realty LP 3% 1/15/2030	1,247,000	1,139,495
		2,818,793
Office REITs - 0.6%
COPT Defense Properties LP 2% 1/15/2029	278,000	245,785
COPT Defense Properties LP 2.75% 4/15/2031	550,000	473,273
Hudson Pacific Properties LP 3.95% 11/1/2027	422,000	374,244
Hudson Pacific Properties LP 5.95% 2/15/2028	355,000	317,816
		1,411,118
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 8.3% 3/15/2028	133,000	140,378
Brandywine Operating Partnership LP 8.875% 4/12/2029	141,000	152,267
Tanger Properties LP 2.75% 9/1/2031	373,000	318,212
Tanger Properties LP 3.125% 9/1/2026	410,000	396,508
		1,007,365
Residential REITs - 1.4%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	220,063
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	326,701
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	133,000	124,524
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	431,998
Sun Communities Operating LP 2.3% 11/1/2028	1,120,000	1,016,589
Sun Communities Operating LP 2.7% 7/15/2031	445,000	381,320
Sun Communities Operating LP 4.2% 4/15/2032	280,000	260,468
Sun Communities Operating LP 5.7% 1/15/2033	450,000	457,869
		3,219,532
Retail REITs - 0.9%
Agree LP 4.8% 10/1/2032	441,000	430,383
Agree LP 5.625% 6/15/2034	500,000	512,850
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	485,311
Brixmor Operating Partnership LP 4.125% 5/15/2029	365,000	352,931
Kite Realty Group LP 5.5% 3/1/2034	33,000	33,508
Kite Realty Group Trust 4.75% 9/15/2030	257,000	254,519
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	96,642
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	35,962
Realty Income Corp 2.2% 6/15/2028	27,000	24,858
		2,226,964
Specialized REITs - 0.1%
Crown Castle Inc 2.25% 1/15/2031	323,000	274,772
TOTAL REAL ESTATE		13,783,944

Utilities - 8.4%
Electric Utilities - 6.4%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,301,000	2,254,164
Cleco Corporate Holdings LLC 4.973% 5/1/2046	356,000	313,106
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	224,000	214,033
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	610,092
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	612,284
Duke Energy Corp 4.5% 8/15/2032	2,040,000	1,980,182
Duke Energy Corp 5% 8/15/2052	550,000	504,927
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	83,770
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	86,000	74,824
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	447,000	379,616
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	250,000	241,633
Edison International 5.45% 6/15/2029	501,000	511,049
Exelon Corp 3.35% 3/15/2032	2,038,000	1,841,487
Exelon Corp 4.05% 4/15/2030	240,000	231,102
Exelon Corp 4.1% 3/15/2052	213,000	172,088
FirstEnergy Corp 2.25% 9/1/2030	639,000	552,017
FirstEnergy Corp 2.65% 3/1/2030	500,000	447,597
FirstEnergy Corp 3.9% 7/15/2027 (d)	416,000	405,654
FirstEnergy Transmission LLC 2.866% 9/15/2028 (b)	740,000	690,393
Georgia Power Co 5.25% 3/15/2034	550,000	563,272
IPALCO Enterprises Inc 5.75% 4/1/2034	235,000	241,269
ITC Holdings Corp 5.65% 5/9/2034 (b)	800,000	827,228
Pacific Gas and Electric Co 5.9% 10/1/2054	522,000	535,883
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	481,343
Southern Co/The 4.85% 6/15/2028	100,000	100,903
Southern Co/The 5.7% 3/15/2034	126,000	132,021
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	161,978
		15,163,915
Gas Utilities - 0.5%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	283,342
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	175,939
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	732,676
		1,191,957
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026	392,000	376,240
AES Corp/The 2.45% 1/15/2031	960,000	813,674
AES Corp/The 3.95% 7/15/2030 (b)	322,000	299,875
		1,489,789
Multi-Utilities - 0.9%
NiSource Inc 3.6% 5/1/2030	580,000	547,566
NiSource Inc 3.95% 3/30/2048	426,000	341,871
NiSource Inc 4.8% 2/15/2044	268,000	247,310
Puget Energy Inc 4.1% 6/15/2030	624,000	592,141
Puget Energy Inc 4.224% 3/15/2032	210,000	195,400
Sempra 3.8% 2/1/2038	282,000	241,879
		2,166,167
TOTAL UTILITIES		20,011,828

TOTAL UNITED STATES		173,355,747
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $223,800,990)		216,612,346

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (c)	315,000	312,900
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 4.375% (b)(c)(f)	265,000	229,188
UBS Group AG 4.875% (b)(c)(f)	570,000	547,958

TOTAL SWITZERLAND		777,146
TOTAL PREFERRED SECURITIES (Cost $1,160,949)		1,090,046

U.S. Treasury Obligations - 7.2%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.01	200,000	174,469
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.08	300,000	286,207
US Treasury Bonds 4.25% 2/15/2054	4.08 to 4.79	5,624,000	5,493,066
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.63	6,800,000	6,650,188
US Treasury Bonds 4.5% 11/15/2054	4.37	800,000	816,750
US Treasury Bonds 4.625% 5/15/2054	4.26 to 4.64	3,080,000	3,201,756
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.45	500,000	487,227
US Treasury Notes 4.5% 11/15/2033	3.79 to 3.90	140,000	143,210
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,194,755)			17,252,873

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $3,770,071)	4.64	3,769,378	3,770,132

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $247,425,410)	240,176,275
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,147,564)
NET ASSETS - 100.0%	239,028,711

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,763,061 or 17.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	4,386,657	14,716,569	15,333,094	41,973	-	-	3,770,132	0.0%
Total	4,386,657	14,716,569	15,333,094	41,973	-	-	3,770,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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